Document and Entity Information Document	Jun. 13, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jun. 13, 2024
Entity Registrant Name	2U, INC.
Entity Central Index Key	0001459417
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36376
Entity Tax Identification Number	26-2335939
Entity Address, Address Line One	7900 Harkins Road
Entity Address, City or Town	Lanham,
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	20706
City Area Code	301
Local Phone Number	892-4350
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	TWOU
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false